NOTE 8 - ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Schedule of Accrued Liabilities - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Accrued Liabilities [Abstract]
Accounts payable to vendors	$ 95,444	$ 69,938
Payroll taxes payable	24,727	11,092
Accrued salaries and bonuses	320,667	59,500
Accrued interest on note payable to related party	11,872	0
Accrued severance compensation to former CEO	0	250,000
	$ 452,710	$ 390,530